Protective Acquired Variable Annuity Separate Account

Financial Statements

Year Ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Protective Acquired Variable Annuity Separate Account and the Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Protective Acquired Variable Annuity Separate Account (the Separate Account) as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama

April 18, 2024

Appendix A

The subaccounts that comprise Protective Acquired Variable Annuity Separate Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
Alger Large Cap Growth Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Alger Mid Cap Growth Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Alger Small Cap Growth Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP Disciplined Core Value Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP Large Company Value Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP Value Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon IP MidCap Stock Portfolio, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon IP Technology Growth Portfolio, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

BNY Mellon VIF Government Money Market Portfolio, Single Share	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Contrafund Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Equity-Income Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Growth Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Index 500 Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Index 500 Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Mid Cap Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Growth and Income VIP Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Mutual Global Discovery VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Mutual Shares VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Rising Dividends VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Franklin Small Cap Value VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Strategic Income VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin U.S. Government Securities VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco Global Real Estate Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Capital Appreciation Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Diversified Dividend Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Equity and Income Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Strategic Income Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Health Care Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Invesco V.I. Main Street Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Main Street Small Cap Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson Balanced Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson Enterprise Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson Global Research Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
LVIP JPMorgan Core Bond Fund, Standard Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
LVIP JPMorgan Mid Cap Value Fund, Standard Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
LVIP JPMorgan Small Cap Core Fund, Standard Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
LVIP JPMorgan U.S. Equity Fund, Standard Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Developing Markets VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP Large Company Value Fund	American Century Investments VP Value Fund, Class I	BNY Mellon IP MidCap Stock Portfolio, Initial Shares

ASSETS:
Investments at fair value (1)	$361,138	$1,133,725	$1,311,931	$743,272	$110,177	$484,781	$329,357

NET ASSETS	$361,138	$1,133,725	$1,311,931	$743,272	$110,177	$484,781	$329,357

ANALYSIS OF NET ASSETS
Accumulation period	$361,138	$1,133,725	$1,311,931	$743,272	$110,177	$484,781	$329,357
Annuity period	-	-	-	-	-	-	-
Total net assets	$361,138	$1,133,725	$1,311,931	$743,272	$110,177	$484,781	$329,357

Fair value per share (NAV)	$62.42	$16.85	$16.53	$7.67	$17.75	$12.19	$18.56
Shares outstanding in the Separate Account	5,786	67,283	79,367	96,906	6,207	39,769	17,746

(1) Investments in mutual fund shares, at cost	$405,189	$1,580,076	$2,004,100	$855,380	$104,859	$448,258	$316,372

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio, Single Share	Fidelity VIP Contrafund Portfolio	Fidelity VIP Equity- Income Portfolio, Service Class	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class

ASSETS:
Investments at fair value (1)	$326,128	$119,087	$5,385,486	$8,929,178	$1,977,929	$959,106	$1,998,817

NET ASSETS	$326,128	$119,087	$5,385,486	$8,929,178	$1,977,929	$959,106	$1,998,817

ANALYSIS OF NET ASSETS
Accumulation period	$326,128	$119,087	$5,384,948	$8,929,178	$1,977,929	$959,106	$1,998,817
Annuity period	-	-	538	-	-	-	-
Total net assets	$326,128	$119,087	$5,385,486	$8,929,178	$1,977,929	$959,106	$1,998,817

Fair value per share (NAV)	$25.17	$44.98	$1.00	$48.63	$24.85	$93.10	$461.79
Shares outstanding in the Separate Account	12,957	2,648	5,385,486	183,615	79,595	10,302	4,328

(1) Investments in mutual fund shares, at cost	$341,301	$97,706	$5,385,486	$6,991,086	$1,765,735	$882,393	$1,194,066

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Initial Class	Franklin Growth and Income VIP Fund	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2

ASSETS:
Investments at fair value (1)	$2,838,697	$1,197,915	$54,793	$2,068,043	$725,761	$1,222,897	$2,063,878

NET ASSETS	$2,838,697	$1,197,915	$54,793	$2,068,043	$725,761	$1,222,897	$2,063,878

ANALYSIS OF NET ASSETS
Accumulation period	$2,838,697	$1,197,915	$54,793	$2,068,043	$725,761	$1,222,897	$2,063,878
Annuity period	-	-	-	-	-	-	-
Total net assets	$2,838,697	$1,197,915	$54,793	$2,068,043	$725,761	$1,222,897	$2,063,878

Fair value per share (NAV)	$455.28	$36.44	$6.31	$18.38	$15.33	$26.93	$13.27
Shares outstanding in the Separate Account	6,235	32,874	8,683	112,516	47,343	45,410	155,530

(1) Investments in mutual fund shares, at cost	$1,489,244	$1,143,553	$73,132	$1,936,446	$780,840	$1,171,413	$2,096,585

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Strategic Income VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Invesco Global Real Estate Fund, Series I	Invesco V.I. Capital Appreciation Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Equity and Income Fund, Series I

ASSETS:
Investments at fair value (1)	$579,500	$153,857	$983,717	$222,583	$186,212	$133,214	$457,355

NET ASSETS	$579,500	$153,857	$983,717	$222,583	$186,212	$133,214	$457,355

ANALYSIS OF NET ASSETS
Accumulation period	$579,500	$153,857	$983,717	$222,583	$186,212	$133,214	$457,355
Annuity period	-	-	-	-	-	-	-
Total net assets	$579,500	$153,857	$983,717	$222,583	$186,212	$133,214	$457,355

Fair value per share (NAV)	$9.01	$10.36	$13.98	$44.64	$54.01	$24.24	$16.48
Shares outstanding in the Separate Account	64,317	14,851	70,366	4,986	3,448	5,496	27,752

(1) Investments in mutual fund shares, at cost	$653,635	$173,884	$1,102,486	$238,462	$243,293	$138,847	$527,132

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares	Janus Henderson Balanced Fund, Class I

ASSETS:
Investments at fair value (1)	$2,503,032	$792,623	$512,380	$659,320	$1,641,758	$211,856	$2,484,059

NET ASSETS	$2,503,032	$792,623	$512,380	$659,320	$1,641,758	$211,856	$2,484,059

ANALYSIS OF NET ASSETS
Accumulation period	$2,503,032	$792,623	$512,380	$659,320	$1,641,758	$211,856	$2,484,059
Annuity period	-	-	-	-	-	-	-
Total net assets	$2,503,032	$792,623	$512,380	$659,320	$1,641,758	$211,856	$2,484,059

Fair value per share (NAV)	$35.50	$4.42	$25.91	$17.77	$26.30	$45.15	$45.28
Shares outstanding in the Separate Account	70,508	179,326	19,775	37,103	62,424	4,692	54,860

(1) Investments in mutual fund shares, at cost	$2,647,006	$872,879	$550,808	$810,135	$1,447,431	$174,012	$2,127,240

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Enterprise Fund, Class I	Janus Henderson Global Research Fund, Class I	Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Mid Cap Value Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class

ASSETS:
Investments at fair value (1)	$866,472	$358,329	$398,471	$2,228,375	$2,190,888	$686,474	$1,881,795

NET ASSETS	$866,472	$358,329	$398,471	$2,228,375	$2,190,888	$686,474	$1,881,795

ANALYSIS OF NET ASSETS
Accumulation period	$866,472	$358,329	$398,471	$2,227,546	$2,190,472	$686,474	$1,881,059
Annuity period	-	-	-	829	416	-	736
Total net assets	$866,472	$358,329	$398,471	$2,228,375	$2,190,888	$686,474	$1,881,795

Fair value per share (NAV)	$76.52	$61.10	$16.72	$9.88	$10.17	$19.85	$37.63
Shares outstanding in the Separate Account	11,323	5,865	23,832	225,658	215,363	34,585	50,013

(1) Investments in mutual fund shares, at cost	$853,887	$301,745	$364,035	$2,459,430	$2,235,580	$703,941	$1,485,423

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

SUBACCOUNTS

Templeton Developing Markets VIP Fund, Class 2

ASSETS:
Investments at fair value (1)	$616,989

NET ASSETS	$616,989

ANALYSIS OF NET ASSETS
Accumulation period	$616,989
Annuity period	-
Total net assets	$616,989

Fair value per share (NAV)	$8.23
Shares outstanding in the Separate Account	74,968

(1) Investments in mutual fund shares, at cost	$668,302

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP Large Company Value Fund	American Century Investments VP Value Fund, Class I	BNY Mellon IP MidCap Stock Portfolio, Initial Shares

INVESTMENT INCOME:
Dividend income	$-	$-	$-	$11,182	$2,800	$16,713	$1,671

EXPENSES:
Mortality and expense risk and admin	4,835	15,192	17,892	10,359	1,577	7,029	4,423

NET INVESTMENT INCOME (LOSS)	(4,835)	(15,192)	(17,892)	823	1,223	9,684	(2,752)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(40,380)	(55,579)	(91,843)	(24,532)	11,170	9,034	(154)
Capital gain distributions	-	-	-	-	2,991	35,366	9,815

Net realized gain (loss) on investments	(40,380)	(55,579)	(91,843)	(24,532)	14,161	44,400	9,661

Change in net unrealized appreciation (depreciation) on investments	139,508	280,281	279,475	73,668	(12,128)	(19,207)	40,504

Net realized and unrealized gain (loss) on investments	99,128	224,702	187,632	49,136	2,033	25,193	50,165

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$94,293	$209,510	$169,740	$49,959	$3,256	$34,877	$47,413

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio, Single Share	Fidelity VIP Contrafund Portfolio	Fidelity VIP Equity- Income Portfolio, Service Class	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class

INVESTMENT INCOME:
Dividend income	$-	$770	$242,788	$39,619	$36,621	$1,119	$25,998

EXPENSES:
Mortality and expense risk and admin	4,670	1,533	82,873	116,087	26,775	12,416	22,690

NET INVESTMENT INCOME (LOSS)	(4,670)	(763)	159,915	(76,468)	9,846	(11,297)	3,308

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	22,886	5,941	-	382,880	27,525	35,452	43,076
Capital gain distributions	-	12,371	-	290,777	54,970	40,722	15,960

Net realized gain (loss) on investments	22,886	18,312	-	673,657	82,495	76,174	59,036

Change in net unrealized appreciation (depreciation) on investments	124,142	4,926	-	1,688,685	76,933	207,264	326,151

Net realized and unrealized gain (loss) on investments	147,028	23,238	-	2,362,342	159,428	283,438	385,187

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$142,358	$22,475	$159,915	$2,285,874	$169,274	$272,141	$388,495

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Initial Class	Franklin Growth and Income VIP Fund	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2

INVESTMENT INCOME:
Dividend income	$32,619	$6,774	$1,157	$48,389	$12,937	$11,071	$10,071

EXPENSES:
Mortality and expense risk and admin	38,249	17,121	697	27,130	9,340	16,879	27,259

NET INVESTMENT INCOME (LOSS)	(5,630)	(10,347)	460	21,259	3,597	(5,808)	(17,188)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	60,630	(7,756)	(2,551)	(13,008)	(8,405)	4,970	(56,959)
Capital gain distributions	23,587	31,210	2,700	105,307	59,547	127,064	109,183

Net realized gain (loss) on investments	84,217	23,454	149	92,299	51,142	132,034	52,224

Change in net unrealized appreciation (depreciation) on investments	473,994	131,670	3,222	215,019	21,148	(3,958)	170,021

Net realized and unrealized gain (loss) on investments	558,211	155,124	3,371	307,318	72,290	128,076	222,245

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$552,581	$144,777	$3,831	$328,577	$75,887	$122,268	$205,057

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Strategic Income VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Invesco Global Real Estate Fund, Series I	Invesco V.I. Capital Appreciation Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Equity and Income Fund, Series I

INVESTMENT INCOME:
Dividend income	$25,845	$4,383	$13,925	$-	$-	$2,726	$8,671

EXPENSES:
Mortality and expense risk and admin	7,834	2,359	13,258	3,170	2,415	1,864	6,185

NET INVESTMENT INCOME (LOSS)	18,011	2,024	667	(3,170)	(2,415)	862	2,486

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(5,898)	(6,239)	(31,253)	(13,605)	(2,085)	(2,157)	(3,070)
Capital gain distributions	-	-	-	-	-	11,225	22,708

Net realized gain (loss) on investments	(5,898)	(6,239)	(31,253)	(13,605)	(2,085)	9,068	19,638

Change in net unrealized appreciation (depreciation) on investments	24,314	8,857	99,634	78,520	23,407	(164)	15,286

Net realized and unrealized gain (loss) on investments	18,416	2,618	68,381	64,915	21,322	8,904	34,924

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,427	$4,642	$69,048	$61,745	$18,907	$9,766	$37,410

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares	Janus Henderson Balanced Fund, Class I

INVESTMENT INCOME:
Dividend income	$-	$-	$-	$3,033	$14,091	$272	$50,750

EXPENSES:
Mortality and expense risk and admin	32,377	11,205	7,101	8,559	21,481	2,472	33,418

NET INVESTMENT INCOME (LOSS)	(32,377)	(11,205)	(7,101)	(5,526)	(7,390)	(2,200)	17,332

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,269	(25,722)	(5,388)	(25,229)	1,951	2,920	170,227
Capital gain distributions	270,062	-	-	43,309	-	-	-

Net realized gain (loss) on investments	272,331	(25,722)	(5,388)	18,080	1,951	2,920	170,227

Change in net unrealized appreciation (depreciation) on investments	403,923	91,225	20,285	104,348	239,303	63,308	137,579

Net realized and unrealized gain (loss) on investments	676,254	65,503	14,897	122,428	241,254	66,228	307,806

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$643,877	$54,298	$7,796	$116,902	$233,864	$64,028	$325,138

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Enterprise Fund, Class I	Janus Henderson Global Research Fund, Class I	Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Mid Cap Value Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class

INVESTMENT INCOME:
Dividend income	$1,313	$3,360	$3,648	$87,185	$69,830	$8,911	$35,259

EXPENSES:
Mortality and expense risk and admin	11,558	5,207	5,465	39,232	32,446	9,020	30,932

NET INVESTMENT INCOME (LOSS)	(10,245)	(1,847)	(1,817)	47,953	37,384	(109)	4,327

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3,168	20,428	(1,054)	(85,137)	(13,362)	(19,871)	64,028
Capital gain distributions	55,878	10,287	11,021	-	178,019	5,817	72,945

Net realized gain (loss) on investments	59,046	30,715	9,967	(85,137)	164,657	(14,054)	136,973

Change in net unrealized appreciation (depreciation) on investments	76,002	53,036	25,736	129,331	(15,424)	85,434	246,374

Net realized and unrealized gain (loss) on investments	135,048	83,751	35,703	44,194	149,233	71,380	383,347

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$124,803	$81,904	$33,886	$92,147	$186,617	$71,271	$387,674

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

SUBACCOUNTS

Templeton Developing Markets VIP Fund, Class 2

INVESTMENT INCOME:
Dividend income	$12,645

EXPENSES:
Mortality and expense risk and admin	8,767

NET INVESTMENT INCOME (LOSS)	3,878

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	7,185
Capital gain distributions	459

Net realized gain (loss) on investments	7,644

Change in net unrealized appreciation (depreciation) on investments	50,600

Net realized and unrealized gain (loss) on investments	58,244

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,122

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP Large Company Value Fund	American Century Investments VP Value Fund, Class I	BNY Mellon IP MidCap Stock Portfolio, Initial Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,835)	$(15,192)	$(17,892)	$823	$1,223	$9,684	$(2,752)
Net realized gain (loss) on investments	(40,380)	(55,579)	(91,843)	(24,532)	14,161	44,400	9,661
Change in net unrealized appreciation (depreciation) on investments	139,508	280,281	279,475	73,668	(12,128)	(19,207)	40,504

Net increase (decrease) in net assets resulting from operations	94,293	209,510	169,740	49,959	3,256	34,877	47,413

CONTRACT TRANSACTIONS:
Contract owners' net payments	5,446	14,518	11,059	7,335	33	3,117	3,645
Contract maintenance charges	(254)	(330)	(318)	(568)	(99)	(202)	(79)
Contract owners' benefits	(79,349)	(128,624)	(119,778)	(61,156)	(24,828)	(88,384)	(18,261)
Net transfers (to) from the Company and/or Subaccounts	9,137	12,326	69,105	(2,451)	(13,831)	7,238	(651)

Increase (decrease) in net assets resulting from Contract transactions	(65,020)	(102,110)	(39,932)	(56,840)	(38,725)	(78,231)	(15,346)

Total increase (decrease) in net assets	29,273	107,400	129,808	(6,881)	(35,469)	(43,354)	32,067

NET ASSETS:
Beginning of period	331,865	1,026,325	1,182,123	750,153	145,646	528,135	297,290

End of period	$361,138	$1,133,725	$1,311,931	$743,272	$110,177	$484,781	$329,357

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio, Single Share	Fidelity VIP Contrafund Portfolio	Fidelity VIP Equity- Income Portfolio, Service Class	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,670)	$(763)	$159,915	$(76,468)	$9,846	$(11,297)	$3,308
Net realized gain (loss) on investments	22,886	18,312	-	673,657	82,495	76,174	59,036
Change in net unrealized appreciation (depreciation) on investments	124,142	4,926	-	1,688,685	76,933	207,264	326,151

Net increase (decrease) in net assets resulting from operations	142,358	22,475	159,915	2,285,874	169,274	272,141	388,495

CONTRACT TRANSACTIONS:
Contract owners' net payments	4,737	1,031	98,243	83,970	14,300	6,538	22,498
Contract maintenance charges	(109)	(65)	(1,405)	(2,326)	(869)	(352)	(662)
Contract owners' benefits	(94,341)	(11,742)	(324,426)	(995,466)	(209,919)	(175,104)	(66,946)
Net transfers (to) from the Company and/or Subaccounts	17,382	(11,149)	(9,832)	21,014	3,494	(39,761)	61,677

Increase (decrease) in net assets resulting from Contract transactions	(72,331)	(21,925)	(237,420)	(892,808)	(192,994)	(208,679)	16,567

Total increase (decrease) in net assets	70,027	550	(77,505)	1,393,066	(23,720)	63,462	405,062

NET ASSETS:
Beginning of period	256,101	118,537	5,462,991	7,536,112	2,001,649	895,644	1,593,755

End of period	$326,128	$119,087	$5,385,486	$8,929,178	$1,977,929	$959,106	$1,998,817

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Initial Class	Franklin Growth and Income VIP Fund	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,630)	$(10,347)	$460	$21,259	$3,597	$(5,808)	$(17,188)
Net realized gain (loss) on investments	84,217	23,454	149	92,299	51,142	132,034	52,224
Change in net unrealized appreciation (depreciation) on investments	473,994	131,670	3,222	215,019	21,148	(3,958)	170,021

Net increase (decrease) in net assets resulting from operations	552,581	144,777	3,831	328,577	75,887	122,268	205,057

CONTRACT TRANSACTIONS:
Contract owners' net payments	16,546	13,706	1,650	26,752	9,285	16,795	21,925
Contract maintenance charges	(546)	(287)	(89)	(608)	(115)	(406)	(475)
Contract owners' benefits	(43,698)	(148,788)	(1,725)	(105,097)	(18,909)	(132,370)	(128,482)
Net transfers (to) from the Company and/or Subaccounts	(5,045)	(4,287)	1,335	32,333	33,153	(2,696)	99,371

Increase (decrease) in net assets resulting from Contract transactions	(32,743)	(139,656)	1,171	(46,620)	23,414	(118,677)	(7,661)

Total increase (decrease) in net assets	519,838	5,121	5,002	281,957	99,301	3,591	197,396

NET ASSETS:
Beginning of period	2,318,859	1,192,794	49,791	1,786,086	626,460	1,219,306	1,866,482

End of period	$2,838,697	$1,197,915	$54,793	$2,068,043	$725,761	$1,222,897	$2,063,878

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Strategic Income VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Invesco Global Real Estate Fund, Series I	Invesco V.I. Capital Appreciation Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Equity and Income Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$18,011	$2,024	$667	$(3,170)	$(2,415)	$862	$2,486
Net realized gain (loss) on investments	(5,898)	(6,239)	(31,253)	(13,605)	(2,085)	9,068	19,638
Change in net unrealized appreciation (depreciation) on investments	24,314	8,857	99,634	78,520	23,407	(164)	15,286

Net increase (decrease) in net assets resulting from operations	36,427	4,642	69,048	61,745	18,907	9,766	37,410

CONTRACT TRANSACTIONS:
Contract owners' net payments	10,964	2,460	15,016	2,577	1,433	3,447	10,303
Contract maintenance charges	(346)	(150)	(356)	(62)	(56)	(49)	(103)
Contract owners' benefits	(24,502)	(37,569)	(105,958)	(35,633)	(3,797)	(4,533)	(6,426)
Net transfers (to) from the Company and/or Subaccounts	3,323	314	51,628	(1,878)	3,252	(20,810)	1,018

Increase (decrease) in net assets resulting from Contract transactions	(10,561)	(34,945)	(39,670)	(34,996)	832	(21,945)	4,792

Total increase (decrease) in net assets	25,866	(30,303)	29,378	26,749	19,739	(12,179)	42,202

NET ASSETS:
Beginning of period	553,634	184,160	954,339	195,834	166,473	145,393	415,153

End of period	$579,500	$153,857	$983,717	$222,583	$186,212	$133,214	$457,355

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares	Janus Henderson Balanced Fund, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(32,377)	$(11,205)	$(7,101)	$(5,526)	$(7,390)	$(2,200)	$17,332
Net realized gain (loss) on investments	272,331	(25,722)	(5,388)	18,080	1,951	2,920	170,227
Change in net unrealized appreciation (depreciation) on investments	403,923	91,225	20,285	104,348	239,303	63,308	137,579

Net increase (decrease) in net assets resulting from operations	643,877	54,298	7,796	116,902	233,864	64,028	325,138

CONTRACT TRANSACTIONS:
Contract owners' net payments	27,267	19,600	5,084	8,393	5,354	-	109,799
Contract maintenance charges	(818)	(422)	(156)	(417)	(531)	(130)	(1,047)
Contract owners' benefits	(179,790)	(88,086)	(42,756)	(25,680)	(141,860)	(7,813)	(579,661)
Net transfers (to) from the Company and/or Subaccounts	(60,554)	12,261	25,492	1,442	39,654	(4,437)	(48,276)

Increase (decrease) in net assets resulting from Contract transactions	(213,895)	(56,647)	(12,336)	(16,262)	(97,383)	(12,380)	(519,185)

Total increase (decrease) in net assets	429,982	(2,349)	(4,540)	100,640	136,481	51,648	(194,047)

NET ASSETS:
Beginning of period	2,073,050	794,972	516,920	558,680	1,505,277	160,208	2,678,106

End of period	$2,503,032	$792,623	$512,380	$659,320	$1,641,758	$211,856	$2,484,059

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Enterprise Fund, Class I	Janus Henderson Global Research Fund, Class I	Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Mid Cap Value Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(10,245)	$(1,847)	$(1,817)	$47,953	$37,384	$(109)	$4,327
Net realized gain (loss) on investments	59,046	30,715	9,967	(85,137)	164,657	(14,054)	136,973
Change in net unrealized appreciation (depreciation) on investments	76,002	53,036	25,736	129,331	(15,424)	85,434	246,374

Net increase (decrease) in net assets resulting from operations	124,803	81,904	33,886	92,147	186,617	71,271	387,674

CONTRACT TRANSACTIONS:
Contract owners' net payments	7,926	3,291	7,109	20,888	9,674	3,472	1,849
Contract maintenance charges	(394)	(170)	(210)	(486)	(432)	(182)	(78)
Contract owners' benefits	(32,792)	(74,204)	(24,418)	(436,895)	(144,509)	(84,620)	(122,340)
Net transfers (to) from the Company and/or Subaccounts	(4,359)	2,606	3,870	(71,581)	54,355	31,474	1,097

Increase (decrease) in net assets resulting from Contract transactions	(29,619)	(68,477)	(13,649)	(488,074)	(80,912)	(49,856)	(119,472)

Total increase (decrease) in net assets	95,184	13,427	20,237	(395,927)	105,705	21,415	268,202

NET ASSETS:
Beginning of period	771,288	344,902	378,234	2,624,302	2,085,183	665,059	1,613,593

End of period	$866,472	$358,329	$398,471	$2,228,375	$2,190,888	$686,474	$1,881,795

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

SUBACCOUNTS
Templeton Developing Markets VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,878
Net realized gain (loss) on investments	7,644
Change in net unrealized appreciation (depreciation) on investments	50,600

Net increase (decrease) in net assets resulting from operations	62,122

CONTRACT TRANSACTIONS:
Contract owners' net payments	8,182
Contract maintenance charges	(316)
Contract owners' benefits	(42,274)
Net transfers (to) from the Company and/or Subaccounts	10,243

Increase (decrease) in net assets resulting from Contract transactions	(24,165)

Total increase (decrease) in net assets	37,957

NET ASSETS:
Beginning of period	579,032

End of period	$616,989

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

 See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP Large Company Value Fund	American Century Investments VP Value Fund, Class I	BNY Mellon IP MidCap Stock Portfolio, Initial Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,159)	$(18,088)	$(20,975)	$116,774	$2,328	$22,050	$26,248
Net realized gain (loss) on investments	25,726	(73,945)	198,334	74,448	5,381	53,074	49,292
Change in net unrealized appreciation (depreciation) on investments	(257,966)	(604,197)	(975,243)	(322,371)	(8,090)	(79,748)	(132,111)

Net increase (decrease) in net assets resulting from operations	(236,400)	(696,230)	(797,884)	(131,149)	(381)	(4,624)	(56,571)

CONTRACT TRANSACTIONS:
Contract owners' net payments	6,426	14,859	12,178	16,758	5	3,691	5,258
Contract maintenance charges	(257)	(342)	(344)	(612)	(98)	(215)	(82)
Contract owners' benefits	(98,763)	(247,880)	(189,090)	(189,371)	(5,373)	(75,523)	(24,349)
Net transfers (to) from the Company and/or Subaccounts	(14,866)	(4,625)	67,745	(7,490)	44,431	8,823	20,795

Increase (decrease) in net assets resulting from Contract transactions	(107,460)	(237,987)	(109,511)	(180,715)	38,965	(63,223)	1,622

Total increase (decrease) in net assets	(343,860)	(934,217)	(907,395)	(311,864)	38,584	(67,847)	(54,949)

NET ASSETS:
Beginning of period	675,725	1,960,542	2,089,518	1,062,017	107,062	595,982	352,239

End of period	$331,865	$1,026,325	$1,182,123	$750,153	$145,646	$528,135	$297,290

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Government Money Market Portfolio, Single Share	Fidelity VIP Contrafund Portfolio	Fidelity VIP Equity- Income Portfolio, Service Class	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,789)	$(697)	$(16,948)	$(75,994)	$11,073	$(8,483)	$3,792
Net realized gain (loss) on investments	86,487	9,071	-	621,454	80,594	119,486	27,673
Change in net unrealized appreciation (depreciation) on investments	(401,666)	(45,375)	-	(3,519,076)	(234,165)	(460,176)	(409,826)

Net increase (decrease) in net assets resulting from operations	(320,968)	(37,000)	(16,948)	(2,973,615)	(142,498)	(349,173)	(378,361)

CONTRACT TRANSACTIONS:
Contract owners' net payments	4,737	1,317	91,857	117,964	29,444	11,319	26,757
Contract maintenance charges	(126)	(69)	(1,526)	(2,398)	(913)	(396)	(685)
Contract owners' benefits	(291,161)	-	(423,199)	(804,908)	(145,965)	(259,917)	(10,986)
Net transfers (to) from the Company and/or Subaccounts	(36,183)	251	3,426	28,822	(46,941)	80,177	(3,909)

Increase (decrease) in net assets resulting from Contract transactions	(322,734)	1,499	(329,442)	(660,519)	(164,374)	(168,817)	11,177

Total increase (decrease) in net assets	(643,702)	(35,501)	(346,390)	(3,634,134)	(306,872)	(517,990)	(367,184)

NET ASSETS:
Beginning of period	899,803	154,039	5,809,381	11,170,246	2,308,521	1,413,634	1,960,940

End of period	$256,101	$118,537	$5,462,991	$7,536,112	$2,001,649	$895,644	$1,593,755

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Initial Class	Franklin Growth and Income VIP Fund	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,160)	$(12,377)	$1,624	$21,797	$20,010	$(1,300)	$133,757
Net realized gain (loss) on investments	117,327	91,539	17,642	112,846	41,146	214,723	123,866
Change in net unrealized appreciation (depreciation) on investments	(688,479)	(332,757)	(25,524)	(261,047)	(120,807)	(397,530)	(521,311)

Net increase (decrease) in net assets resulting from operations	(577,312)	(253,595)	(6,258)	(126,404)	(59,651)	(184,107)	(263,688)

CONTRACT TRANSACTIONS:
Contract owners' net payments	16,932	14,153	1,650	53,175	10,293	16,927	24,614
Contract maintenance charges	(567)	(300)	(94)	(629)	(141)	(438)	(508)
Contract owners' benefits	(78,193)	(201,480)	(18,077)	(268,183)	(17,934)	(187,307)	(224,882)
Net transfers (to) from the Company and/or Subaccounts	25,900	(19,925)	(1,081)	(71,598)	(15,087)	(38,101)	(49,315)

Increase (decrease) in net assets resulting from Contract transactions	(35,929)	(207,552)	(17,602)	(287,235)	(22,869)	(208,919)	(250,091)

Total increase (decrease) in net assets	(613,241)	(461,147)	(23,860)	(413,639)	(82,520)	(393,026)	(513,779)

NET ASSETS:
Beginning of period	2,932,100	1,653,941	73,651	2,199,725	708,980	1,612,332	2,380,261

End of period	$2,318,859	$1,192,794	$49,791	$1,786,086	$626,460	$1,219,306	$1,866,482

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Franklin Strategic Income VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Invesco Global Real Estate Fund, Series I	Invesco V.I. Capital Appreciation Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Equity and Income Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16,764	$1,773	$16,151	$6,865	$3,814	$1,279	$8,022
Net realized gain (loss) on investments	(11,548)	(4,169)	(21,850)	76,431	57,335	24,720	48,182
Change in net unrealized appreciation (depreciation) on investments	(84,912)	(21,918)	(332,382)	(185,129)	(148,893)	(30,373)	(97,339)

Net increase (decrease) in net assets resulting from operations	(79,696)	(24,314)	(338,081)	(101,833)	(87,744)	(4,374)	(41,135)

CONTRACT TRANSACTIONS:
Contract owners' net payments	27,969	3,260	16,094	2,582	1,657	3,304	10,386
Contract maintenance charges	(392)	(168)	(419)	(68)	(58)	(54)	(121)
Contract owners' benefits	(41,273)	(42,277)	(121,306)	(36,083)	(21,001)	(41,021)	(7,253)
Net transfers (to) from the Company and/or Subaccounts	(57,125)	(8,199)	56,801	(2,558)	(32,880)	(3,985)	(5,889)

Increase (decrease) in net assets resulting from Contract transactions	(70,820)	(47,384)	(48,830)	(36,127)	(52,283)	(41,755)	(2,877)

Total increase (decrease) in net assets	(150,517)	(71,698)	(386,911)	(137,960)	(140,027)	(46,129)	(44,012)

NET ASSETS:
Beginning of period	704,150	255,858	1,341,250	333,794	306,500	191,522	459,165

End of period	$553,634	$184,160	$954,339	$195,834	$166,473	$145,393	$415,153

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares	Janus Henderson Balanced Fund, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(32,387)	$(11,985)	$(7,704)	$28,856	$17,526	$(1,126)	$773
Net realized gain (loss) on investments	449,204	(33,286)	82,706	208,288	190,657	31,271	309,793
Change in net unrealized appreciation (depreciation) on investments	(1,451,600)	(80,714)	(181,165)	(394,020)	(536,385)	(102,399)	(919,433)

Net increase (decrease) in net assets resulting from operations	(1,034,783)	(125,985)	(106,163)	(156,876)	(328,202)	(72,254)	(608,868)

CONTRACT TRANSACTIONS:
Contract owners' net payments	29,193	31,191	5,327	9,873	17,799	-	20,433
Contract maintenance charges	(840)	(473)	(167)	(421)	(562)	(125)	(1,213)
Contract owners' benefits	(268,644)	(115,868)	(72,620)	(69,859)	(113,982)	(6,272)	(567,035)
Net transfers (to) from the Company and/or Subaccounts	86,876	(59,086)	(40,431)	20,674	92	4,848	13,041

Increase (decrease) in net assets resulting from Contract transactions	(153,415)	(144,237)	(107,891)	(39,734)	(96,653)	(1,549)	(534,774)

Total increase (decrease) in net assets	(1,188,198)	(270,222)	(214,054)	(196,610)	(424,855)	(73,803)	(1,143,642)

NET ASSETS:
Beginning of period	3,261,248	1,065,195	730,974	755,290	1,930,132	234,011	3,821,748

End of period	$2,073,050	$794,972	$516,920	$558,680	$1,505,277	$160,208	$2,678,106

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Janus Henderson Enterprise Fund, Class I	Janus Henderson Global Research Fund, Class I	Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Mid Cap Value Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP JPMorgan U.S. Equity Fund, Standard Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8,452)	$696	$(1,076)	$9,631	$19,116	$42,389	$70,934
Net realized gain (loss) on investments	168,835	49,022	27,997	(18,522)	302,777	120,568	269,625
Change in net unrealized appreciation (depreciation) on investments	(327,453)	(142,647)	(56,787)	(433,938)	(549,800)	(344,944)	(768,814)

Net increase (decrease) in net assets resulting from operations	(167,070)	(92,929)	(29,866)	(442,829)	(227,906)	(181,987)	(428,255)

CONTRACT TRANSACTIONS:
Contract owners' net payments	10,759	3,210	8,395	20,397	21,680	3,106	1,553
Contract maintenance charges	(404)	(173)	(236)	(550)	(466)	(198)	(84)
Contract owners' benefits	(81,784)	(38,189)	(36,499)	(298,396)	(104,211)	(59,462)	(140,325)
Net transfers (to) from the Company and/or Subaccounts	(15,725)	15,472	5,447	56,102	(29,817)	9,887	1,103

Increase (decrease) in net assets resulting from Contract transactions	(87,154)	(19,680)	(22,893)	(222,447)	(112,814)	(46,668)	(137,752)

Total increase (decrease) in net assets	(254,224)	(112,609)	(52,759)	(665,276)	(340,720)	(228,654)	(566,007)

NET ASSETS:
Beginning of period	1,025,512	457,511	430,993	3,289,578	2,425,903	893,714	2,179,600

End of period	$771,288	$344,902	$378,234	$2,624,302	$2,085,183	$665,059	$1,613,593

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

SUBACCOUNTS
Templeton Developing Markets VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,993
Net realized gain (loss) on investments	76,448
Change in net unrealized appreciation (depreciation) on investments	(281,018)

Net increase (decrease) in net assets resulting from operations	(191,576)

CONTRACT TRANSACTIONS:
Contract owners' net payments	9,251
Contract maintenance charges	(323)
Contract owners' benefits	(88,554)
Net transfers (to) from the Company and/or Subaccounts	11,875

Increase (decrease) in net assets resulting from Contract transactions	(67,751)

Total increase (decrease) in net assets	(259,327)

NET ASSETS:
Beginning of period	838,358

End of period	$579,032

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE ACQUIRED VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2023

1.	ORGANIZATION

The Protective Acquired Variable Annuity Separate Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was originally established by Chase Insurance Life and Annuity Company (“CILAAC”). Protective Life Insurance Company (the “Company”), which exists in accordance with the Department of Commerce and Insurance of the State of Tennessee, purchased CILAAC from JPMorgan & Co. and CILAAC merged with and into the Company. As a result of this merger, the Company remained as the surviving legal entity. The Company has reinsured 100% of the variable annuity of CILAAC to Commonwealth Annuity and Life Insurance Company, a subsidiary of The Goldman Sachs Group Inc., formerly known as Allmerica Financial Life and Annuity Company. The Company is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

Contract owners may transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

New Contracts are no longer being sold under the products in the Separate Account, but owners of existing Contracts may make additional deposits.

The following is a list of the variable annuity products funded by the Separate Account:

Protective FI Variable Annuity

Protective RSG Advantage III

Protective RSG Preferred Plus

For the years or periods ended December 31, 2023 and 2022 the Separate Account was invested in up to 43 Subaccounts, as follows:

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Alger Small Cap Growth Portfolio, Class I-2

American Century Investments VP Disciplined Core Value Fund, Class I

American Century Investments VP Large Company Value Fund

American Century Investments VP Value Fund, Class I

BNY Mellon IP MidCap Stock Portfolio, Initial Shares

BNY Mellon IP Technology Growth Portfolio, Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares

BNY Mellon VIF Government Money Market Portfolio, Single Share

Fidelity VIP Contrafund Portfolio

Fidelity VIP Equity-Income Portfolio, Service Class

Fidelity VIP Growth Portfolio, Initial Class

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP Index 500 Portfolio, Service Class 2

Fidelity VIP Mid Cap Portfolio, Initial Class

Franklin Growth and Income VIP Fund

Franklin Mutual Global Discovery VIP Fund, Class 2

Franklin Mutual Shares VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Franklin Small Cap Value VIP Fund, Class 2

Franklin Strategic Income VIP Fund, Class 2

Franklin U.S. Government Securities VIP Fund, Class 2

Invesco Global Real Estate Fund, Series I

Invesco V.I. Capital Appreciation Fund, Series II

Invesco V.I. Discovery Mid Cap Growth Fund, Series II

Invesco V.I. Diversified Dividend Fund, Series I

Invesco V.I. Equity and Income Fund, Series I

Invesco V.I. Global Fund, Series II

Invesco V.I. Global Strategic Income Fund, Series II

Invesco V.I. Health Care Fund, Series I

Invesco V.I. Main Street Fund, Series II

Invesco V.I. Main Street Small Cap Fund, Series II

Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares

Janus Henderson Balanced Fund, Class I

Janus Henderson Enterprise Fund, Class I

Janus Henderson Global Research Fund, Class I

Janus Henderson VIT Mid Cap Value Portfolio, Service Shares

LVIP JPMorgan Core Bond Fund, Standard Class

LVIP JPMorgan Mid Cap Value Fund, Standard Class

LVIP JPMorgan Small Cap Core Fund, Standard Class

LVIP JPMorgan U.S. Equity Fund, Standard Class

Templeton Developing Markets VIP Fund, Class 2

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity period

Net assets allocated to Contracts in the annuity payout period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

             The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

Alger Large Cap Growth Portfolio, Class I-2	$15,617	$85,471
Alger Mid Cap Growth Portfolio, Class I-2	20,528	137,830
Alger Small Cap Growth Portfolio, Class I-2	79,680	137,504
American Century Investments VP Disciplined Core Value Fund, Class I	25,154	81,170
American Century Investments VP Large Company Value Fund	30,415	64,927
American Century Investments VP Value Fund, Class I	62,504	95,685
BNY Mellon IP MidCap Stock Portfolio, Initial Shares	22,599	30,882
BNY Mellon IP Technology Growth Portfolio, Service Shares	47,700	124,701
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	14,083	24,400
BNY Mellon VIF Government Money Market Portfolio, Single Share	329,900	407,405
Fidelity VIP Contrafund Portfolio	457,745	1,136,243
Fidelity VIP Equity-Income Portfolio, Service Class	112,678	240,856
Fidelity VIP Growth Portfolio, Initial Class	52,356	231,611
Fidelity VIP Index 500 Portfolio, Initial Class	119,851	84,015
Fidelity VIP Index 500 Portfolio, Service Class 2	76,578	91,362
Fidelity VIP Mid Cap Portfolio, Initial Class	79,824	198,618
Franklin Growth and Income VIP Fund	6,827	2,497
Franklin Mutual Global Discovery VIP Fund, Class 2	230,873	150,928
Franklin Mutual Shares VIP Fund, Class 2	117,874	31,317
Franklin Rising Dividends VIP Fund, Class 2	157,610	155,030
Franklin Small Cap Value VIP Fund, Class 2	237,409	153,074
Franklin Strategic Income VIP Fund, Class 2	39,334	31,884
Franklin U.S. Government Securities VIP Fund, Class 2	9,429	42,349
Invesco Global Real Estate Fund, Series I	74,788	113,791
Invesco V.I. Capital Appreciation Fund, Series II	4,554	42,721
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	4,102	5,685
Invesco V.I. Diversified Dividend Fund, Series I	18,170	28,028
Invesco V.I. Equity and Income Fund, Series I	43,049	13,064
Invesco V.I. Global Fund, Series II	304,263	280,473
Invesco V.I. Global Strategic Income Fund, Series II	47,996	115,849
Invesco V.I. Health Care Fund, Series I	39,364	58,801
Invesco V.I. Main Street Fund, Series II	55,971	34,449
Invesco V.I. Main Street Small Cap Fund, Series II	73,043	177,816
Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares	272	14,851
Janus Henderson Balanced Fund, Class I	261,364	763,217
Janus Henderson Enterprise Fund, Class I	65,775	49,762
Janus Henderson Global Research Fund, Class I	18,111	78,148
Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	24,178	28,623
LVIP JPMorgan Core Bond Fund, Standard Class	126,897	567,017
LVIP JPMorgan Mid Cap Value Fund, Standard Class	327,424	192,932
LVIP JPMorgan Small Cap Core Fund, Standard Class	48,869	93,017
LVIP JPMorgan U.S. Equity Fund, Standard Class	113,050	155,250
Templeton Developing Markets VIP Fund, Class 2	32,152	51,980

4.	CHANGES IN UNITS OUTSTANDING

             The changes in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Alger Large Cap Growth Portfolio, Class I-2	120	583	(463)	279	951	(672)
Alger Mid Cap Growth Portfolio, Class I-2	300	1,486	(1,186)	1,019	3,661	(2,642)
Alger Small Cap Growth Portfolio, Class I-2	1,376	2,010	(634)	2,796	4,406	(1,610)
American Century Investments VP Disciplined Core Value Fund, Class I	888	3,765	(2,877)	1,242	9,529	(8,287)
American Century Investments VP Large Company Value Fund	985	2,468	(1,483)	2,413	838	1,575
American Century Investments VP Value Fund, Class I	475	3,436	(2,961)	1,930	4,261	(2,331)
BNY Mellon IP MidCap Stock Portfolio, Initial Shares	320	707	(387)	1,584	1,590	(6)
BNY Mellon IP Technology Growth Portfolio, Service Shares	1,063	2,464	(1,401)	372	6,694	(6,322)
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	12	293	(281)	18	1	17
BNY Mellon VIF Government Money Market Portfolio, Single Share	11,492	37,330	(25,838)	23,568	59,816	(36,248)
Fidelity VIP Contrafund Portfolio	1,436	8,935	(7,499)	3,229	9,256	(6,027)
Fidelity VIP Equity-Income Portfolio, Service Class	335	2,746	(2,411)	589	2,639	(2,050)
Fidelity VIP Growth Portfolio, Initial Class	74	1,287	(1,213)	969	2,169	(1,200)
Fidelity VIP Index 500 Portfolio, Initial Class	147	126	21	98	78	20
Fidelity VIP Index 500 Portfolio, Service Class 2	59	127	(68)	233	319	(86)
Fidelity VIP Mid Cap Portfolio, Initial Class	1,223	5,062	(3,839)	671	6,194	(5,523)
Franklin Growth and Income VIP Fund	109	65	44	59	726	(667)
Franklin Mutual Global Discovery VIP Fund, Class 2	2,220	3,385	(1,165)	3,891	11,560	(7,669)
Franklin Mutual Shares VIP Fund, Class 2	1,736	883	853	2,000	2,818	(818)
Franklin Rising Dividends VIP Fund, Class 2	511	2,980	(2,469)	1,888	6,323	(4,435)
Franklin Small Cap Value VIP Fund, Class 2	2,702	2,869	(167)	2,532	7,800	(5,268)
Franklin Strategic Income VIP Fund, Class 2	906	1,514	(608)	2,221	6,039	(3,818)
Franklin U.S. Government Securities VIP Fund, Class 2	494	3,614	(3,120)	747	4,609	(3,862)
Invesco Global Real Estate Fund, Series I	2,531	3,973	(1,442)	4,044	5,437	(1,393)
Invesco V.I. Capital Appreciation Fund, Series II	135	973	(838)	269	1,171	(902)
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	105	84	21	228	1,288	(1,060)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Invesco V.I. Diversified Dividend Fund, Series I	269	1,582	(1,313)	208	2,700	(2,492)
Invesco V.I. Equity and Income Fund, Series I	1,388	905	483	1,587	1,943	(356)
Invesco V.I. Global Fund, Series II	995	5,556	(4,561)	3,355	6,217	(2,862)
Invesco V.I. Global Strategic Income Fund, Series II	3,501	7,181	(3,680)	4,603	13,610	(9,007)
Invesco V.I. Health Care Fund, Series I	1,064	1,384	(320)	351	3,088	(2,737)
Invesco V.I. Main Street Fund, Series II	315	701	(386)	1,382	2,339	(957)
Invesco V.I. Main Street Small Cap Fund, Series II	1,230	3,062	(1,832)	1,812	3,650	(1,838)
Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares	-	143	(143)	62	96	(34)
Janus Henderson Balanced Fund, Class I	2,309	8,028	(5,719)	2,290	7,614	(5,324)
Janus Henderson Enterprise Fund, Class I	85	293	(208)	434	1,089	(655)
Janus Henderson Global Research Fund, Class I	82	1,044	(962)	306	597	(291)
Janus Henderson VIT Mid Cap Value Portfolio, Service Shares	261	605	(344)	738	1,264	(526)
LVIP JPMorgan Core Bond Fund, Standard Class	3,284	39,510	(36,226)	9,455	25,386	(15,931)
LVIP JPMorgan Mid Cap Value Fund, Standard Class	2,313	4,581	(2,268)	1,069	4,184	(3,115)
LVIP JPMorgan Small Cap Core Fund, Standard Class	781	1,860	(1,079)	1,302	2,326	(1,024)
LVIP JPMorgan U.S. Equity Fund, Standard Class	129	2,882	(2,753)	782	4,057	(3,275)
Templeton Developing Markets VIP Fund, Class 2	734	1,530	(796)	2,310	4,548	(2,238)

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

             The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Administrative Fee

This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin in the Statements of Operations	a daily fee amounting to a per annum aggregate of 0.15% – 0.50% of the average daily net assets of the Subaccounts

Mortality and Expense Risk Fee

This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 1.00% - 1.70% of the average daily net assets of the Subaccounts

Deductions for Premium Taxes

This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the contribution when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0% - 3.5% of each contribution, if applicable

Contract Maintenance Charge

This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted quarterly, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$0 - $7.50 quarterly

Surrender Charge (Contingent Deferred Sales Charge)

This charge is assessed to reimburse the Company for some of the costs of distributing the Contracts. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.00% - 8.00% of surrendered amount

Expense Type	Range
Charge for Optional Benefits

This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional living and death benefits elected by the Contract owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	0.20% - 0.35% of asset base

6.	FINANCIAL HIGHLIGHTS

             The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

             A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2023 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Alger Large Cap Growth Portfolio, Class I-2
2023	2	$141.11	$199.29	$361	0.00%	1.30%	1.85%	30.27%	30.97%
2022	2	108.32	152.16	332	0.32%	1.30%	1.85%	(39.77)%	(39.44)%
2021	3	179.84	251.26	676	4.14%	1.30%	1.85%	9.81%	10.41%
2020	4	163.78	227.58	735	0.16%	1.30%	1.85%	64.00%	64.89%
2019	5	99.86	138.02	580	0.00%	1.30%	1.85%	25.12%	25.80%
Alger Mid Cap Growth Portfolio, Class I-2
2023	12	87.78	98.73	1,134	0.00%	1.30%	1.85%	20.94%	21.60%
2022	13	72.58	81.19	1,026	0.00%	1.30%	1.85%	(37.23)%	(36.89)%
2021	16	115.64	128.66	1,961	13.49%	1.30%	1.85%	2.31%	2.87%
2020	17	113.03	125.07	2,075	0.00%	1.30%	1.85%	61.64%	62.52%
2019	21	69.93	76.96	1,596	0.00%	1.30%	1.85%	27.89%	28.58%
Alger Small Cap Growth Portfolio, Class I-2
2023	17	61.94	133.23	1,312	0.00%	1.30%	1.85%	14.38%	15.00%
2022	18	54.15	115.85	1,182	0.00%	1.30%	1.85%	(39.14)%	(38.81)%
2021	19	88.98	189.32	2,090	0.83%	1.30%	1.85%	(7.77)%	(7.27)%
2020	22	96.47	204.16	2,687	0.93%	1.30%	1.85%	64.12%	65.01%
2019	31	58.78	123.73	2,199	0.00%	1.30%	1.85%	26.99%	27.68%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Century Investments VP Disciplined Core Value Fund, Class I
2023	35	$19.17	$21.40	$743	1.50%	1.30%	1.85%	6.69%	7.26%
2022	39	17.97	19.95	750	14.19%	1.30%	1.85%	(14.32)%	(13.85)%
2021	47	20.97	23.16	1,062	1.11%	1.30%	1.85%	21.41%	22.06%
2020	50	17.28	18.98	934	1.67%	1.30%	1.85%	9.78%	10.37%
2019	62	15.74	17.19	1,053	3.17%	1.30%	1.85%	21.70%	22.36%
American Century Investments VP Large Company Value Fund
2023	5	24.63	27.25	110	2.19%	1.30%	1.85%	2.00%	2.55%
2022	6	24.15	26.57	146	3.08%	1.30%	1.85%	(2.07)%	(1.54)%
2021	4	24.66	26.99	107	1.47%	1.30%	1.85%	19.50%	20.15%
2020	4	20.63	22.46	89	0.85%	1.30%	1.85%	0.75%	1.30%
2019	12	20.48	22.17	267	2.69%	1.30%	1.85%	25.16%	25.84%
American Century Investments VP Value Fund, Class I
2023	17	25.76	30.22	485	3.30%	1.30%	1.85%	7.12%	7.70%
2022	20	24.04	28.05	528	5.34%	1.30%	1.85%	(1.28)%	(0.75)%
2021	22	24.36	28.27	595	1.83%	1.30%	1.85%	22.25%	22.91%
2020	25	19.92	23.00	546	1.97%	1.30%	1.85%	(0.86)%	(0.32)%
2019	29	20.10	23.07	617	3.27%	1.30%	1.85%	24.73%	25.40%
BNY Mellon IP MidCap Stock Portfolio, Initial Shares
2023	8	35.64	43.58	329	0.53%	1.30%	1.85%	15.85%	16.48%
2022	8	30.72	37.42	297	9.47%	1.30%	1.85%	(15.84)%	(15.38)%
2021	8	36.45	44.22	352	0.53%	1.30%	1.85%	23.28%	23.95%
2020	13	29.52	35.67	466	0.49%	1.30%	1.85%	5.89%	6.46%
2019	17	27.84	33.51	565	0.42%	1.30%	1.85%	17.68%	18.32%
BNY Mellon IP Technology Growth Portfolio, Service Shares
2023	6	49.43	55.09	326	0.00%	1.30%	1.85%	56.13%	56.97%
2022	7	31.66	35.10	256	0.00%	1.30%	1.85%	(47.49)%	(47.21)%
2021	14	60.29	66.48	900	6.75%	1.30%	1.85%	10.60%	11.20%
2020	16	54.51	59.78	919	0.06%	1.30%	1.85%	66.50%	67.40%
2019	19	32.74	35.71	662	0.00%	1.30%	1.85%	23.23%	23.90%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares
2023	2	$84.51	$97.06	$119	0.65%	1.30%	1.85%	21.58%	22.24%
2022	2	69.51	79.40	119	0.81%	1.30%	1.85%	(24.27)%	(23.86)%
2021	2	91.79	104.29	154	2.57%	1.30%	1.85%	24.69%	25.37%
2020	5	73.61	83.19	407	1.04%	1.30%	1.85%	21.89%	22.55%
2019	5	60.39	67.88	354	1.45%	1.30%	1.85%	31.92%	32.63%
BNY Mellon VIF Government Money Market Portfolio, Single Share
2023	574	8.84	9.86	5,385	4.48%	1.30%	1.85%	2.70%	3.26%
2022	600	8.61	9.55	5,463	1.22%	1.30%	1.85%	(0.57)%	(0.03)%
2021	636	8.66	9.55	5,809	0.01%	1.30%	1.85%	(1.81)%	(1.27)%
2020	695	8.81	9.67	6,445	0.22%	1.30%	1.85%	(1.61)%	(1.07)%
2019	789	8.96	9.78	7,410	1.68%	1.30%	1.85%	(0.18)%	0.38%
Fidelity VIP Contrafund Portfolio
2023	64	112.28	160.65	8,929	0.48%	1.30%	1.85%	31.04%	31.74%
2022	72	85.69	121.94	7,536	0.45%	1.30%	1.85%	(27.65)%	(27.26)%
2021	78	118.43	167.64	11,170	0.43%	1.30%	1.85%	25.51%	26.20%
2020	87	94.36	132.84	9,963	0.24%	1.30%	1.85%	28.20%	28.89%
2019	107	73.61	103.06	9,546	0.47%	1.30%	1.85%	29.19%	29.89%
Fidelity VIP Equity-Income Portfolio, Service Class
2023	22	69.71	106.89	1,978	1.84%	1.30%	1.85%	8.64%	9.23%
2022	24	64.16	97.85	2,002	1.85%	1.30%	1.85%	(6.68)%	(6.18)%
2021	27	68.76	104.29	2,309	4.22%	1.30%	1.85%	22.63%	23.29%
2020	31	56.07	84.59	2,189	1.64%	1.30%	1.85%	4.76%	5.33%
2019	34	53.52	80.31	2,233	2.04%	1.30%	1.85%	25.13%	25.81%
Fidelity VIP Growth Portfolio, Initial Class
2023	4	160.39	273.00	959	0.12%	1.30%	1.85%	33.77%	34.49%
2022	6	119.90	202.98	896	0.58%	1.30%	1.85%	(25.83)%	(25.42)%
2021	7	161.65	272.18	1,414	3.15%	1.30%	1.85%	20.98%	21.63%
2020	8	133.62	223.77	1,329	0.07%	1.30%	1.85%	41.28%	42.05%
2019	8	94.58	157.53	971	0.27%	1.30%	1.85%	31.87%	32.59%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Fidelity VIP Index 500 Portfolio, Initial Class
2023	3	$590.61	$637.73	$1,999	1.45%	1.30%	1.65%	24.15%	24.58%
2022	3	475.72	511.91	1,594	1.44%	1.30%	1.65%	(19.54)%	(19.26)%
2021	3	591.23	634.03	1,961	1.50%	1.30%	1.65%	26.49%	26.93%
2020	3	467.41	499.52	1,605	1.51%	1.30%	1.65%	16.32%	16.72%
2019	4	401.83	427.96	1,809	2.36%	1.30%	1.65%	29.22%	29.67%
Fidelity VIP Index 500 Portfolio, Service Class 2
2023	5	506.05	546.34	2,839	1.26%	1.50%	1.85%	23.60%	24.03%
2022	5	409.42	440.51	2,319	1.19%	1.50%	1.85%	(19.90)%	(19.62)%
2021	5	511.12	548.05	2,932	1.27%	1.50%	1.85%	25.93%	26.36%
2020	6	405.88	433.71	2,465	1.44%	1.50%	1.85%	15.80%	16.20%
2019	6	350.49	373.23	2,194	2.15%	1.50%	1.85%	28.64%	29.08%
Fidelity VIP Mid Cap Portfolio, Initial Class
2023	29	37.87	41.90	1,198	0.57%	1.30%	1.85%	12.99%	13.60%
2022	33	33.52	36.88	1,193	0.44%	1.30%	1.85%	(16.29)%	(15.84)%
2021	38	40.04	43.82	1,654	2.88%	1.30%	1.85%	23.32%	23.99%
2020	44	32.47	35.35	1,516	0.57%	1.30%	1.85%	16.04%	16.67%
2019	55	27.98	30.29	1,638	0.87%	1.30%	1.85%	21.21%	21.86%
Franklin Growth and Income VIP Fund
2023	1	27.08	29.96	55	2.21%	1.30%	1.85%	7.01%	7.59%
2022	2	25.31	27.85	50	3.90%	1.30%	1.85%	(8.50)%	(8.00)%
2021	2	27.66	30.27	74	2.42%	1.30%	1.85%	22.97%	23.64%
2020	3	22.49	24.48	62	2.95%	1.30%	1.85%	3.60%	4.17%
2019	3	21.71	23.50	78	2.25%	1.30%	1.85%	23.38%	24.05%
Franklin Mutual Global Discovery VIP Fund, Class 2
2023	48	37.78	44.78	2,068	2.51%	1.30%	1.85%	18.13%	18.77%
2022	48	31.94	37.70	1,786	2.45%	1.30%	1.85%	(6.48)%	(5.97)%
2021	56	34.09	40.10	2,199	2.75%	1.30%	1.85%	16.97%	17.60%
2020	63	29.11	34.09	2,111	1.89%	1.30%	1.85%	(6.20)%	(5.69)%
2019	78	30.99	36.15	2,781	2.99%	1.30%	1.85%	22.11%	22.77%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Franklin Mutual Shares VIP Fund, Class 2
2023	24	$26.21	$30.65	$726	1.91%	1.30%	1.85%	11.41%	12.01%
2022	23	23.49	27.36	626	4.35%	1.30%	1.85%	(9.11)%	(8.62)%
2021	24	25.81	29.94	709	2.98%	1.30%	1.85%	17.00%	17.64%
2020	27	22.02	25.45	672	2.35%	1.30%	1.85%	(6.77)%	(6.26)%
2019	31	23.59	27.15	816	2.11%	1.30%	1.85%	20.35%	21.00%
Franklin Rising Dividends VIP Fund, Class 2
2023	24	43.08	51.80	1,223	0.91%	1.30%	1.85%	10.05%	10.64%
2022	27	39.09	46.82	1,219	1.17%	1.30%	1.85%	(12.19)%	(11.72)%
2021	31	44.46	53.03	1,612	1.00%	1.30%	1.85%	24.49%	25.16%
2020	34	35.66	42.37	1,406	1.10%	1.30%	1.85%	13.86%	14.48%
2019	43	31.27	37.01	1,539	1.43%	1.30%	1.85%	26.88%	27.57%
Franklin Small Cap Value VIP Fund, Class 2
2023	40	43.10	53.38	2,064	0.51%	1.30%	1.85%	10.70%	11.30%
2022	40	38.88	47.96	1,866	7.65%	1.30%	1.85%	(11.70)%	(11.22)%
2021	45	43.96	54.02	2,380	2.28%	1.30%	1.85%	23.09%	23.76%
2020	49	35.66	43.65	2,102	1.23%	1.30%	1.85%	3.28%	3.84%
2019	56	34.48	42.04	2,280	2.09%	1.30%	1.85%	24.05%	24.73%
Franklin Strategic Income VIP Fund, Class 2
2023	31	16.95	18.95	580	4.56%	1.30%	1.85%	6.22%	6.80%
2022	31	15.95	17.75	554	4.00%	1.30%	1.85%	(12.37)%	(11.90)%
2021	36	18.21	20.14	704	3.31%	1.30%	1.85%	0.25%	0.80%
2020	39	18.16	19.98	773	4.61%	1.30%	1.85%	1.55%	2.10%
2019	47	17.88	19.57	921	5.13%	1.30%	1.85%	6.09%	6.67%
Franklin U.S. Government Securities VIP Fund, Class 2
2023	13	10.73	11.99	154	2.59%	1.30%	1.85%	2.57%	3.13%
2022	16	10.46	11.63	184	2.11%	1.30%	1.85%	(11.39)%	(10.91)%
2021	20	11.80	13.06	256	2.46%	1.30%	1.85%	(3.61)%	(3.09)%
2020	26	12.24	13.47	341	3.81%	1.30%	1.85%	1.95%	2.50%
2019	33	12.01	13.14	425	2.97%	1.30%	1.85%	3.32%	3.88%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco Global Real Estate Fund, Series I
2023	33	$24.53	$30.34	$984	1.44%	1.30%	1.85%	7.07%	7.65%
2022	34	22.88	28.18	954	2.74%	1.30%	1.85%	(26.30)%	(25.90)%
2021	33	30.99	38.03	1,341	2.72%	1.30%	1.85%	23.43%	24.10%
2020	38	25.07	30.65	1,143	4.29%	1.30%	1.85%	(13.91)%	(13.44)%
2019	42	29.08	35.41	1,464	4.67%	1.30%	1.85%	20.77%	21.42%
Invesco V.I. Capital Appreciation Fund, Series II
2023	5	39.12	47.18	223	0.00%	1.30%	1.85%	32.58%	33.30%
2022	6	29.46	35.39	196	3.91%	1.30%	1.85%	(32.22)%	(31.85)%
2021	6	43.40	51.93	334	0.00%	1.30%	1.85%	20.06%	20.71%
2020	10	36.09	43.02	424	0.00%	1.30%	1.85%	33.77%	34.49%
2019	16	26.94	31.99	503	0.28%	1.30%	1.85%	33.38%	34.10%
Invesco V.I. Discovery Mid Cap Growth Fund, Series II
2023	4	35.45	45.52	186	0.00%	1.30%	1.85%	10.81%	11.41%
2022	4	31.95	40.85	166	2.70%	1.30%	1.85%	(32.38)%	(32.01)%
2021	5	47.18	60.09	306	0.00%	1.30%	1.85%	16.63%	17.27%
2020	6	40.39	51.24	298	0.00%	1.30%	1.85%	37.69%	38.44%
2019	7	29.29	37.02	259	0.00%	1.30%	1.85%	36.48%	37.22%
Invesco V.I. Diversified Dividend Fund, Series I
2023	8	15.14	18.11	133	1.96%	1.30%	1.85%	7.07%	7.65%
2022	8	14.12	16.83	145	2.01%	1.30%	1.85%	(3.46)%	(2.94)%
2021	11	14.60	17.34	192	2.24%	1.30%	1.85%	16.73%	17.37%
2020	12	12.49	14.77	180	2.53%	1.30%	1.85%	(1.68)%	(1.14)%
2019	16	12.68	14.94	224	3.21%	1.30%	1.85%	22.82%	23.49%
Invesco V.I. Equity and Income Fund, Series I
2023	44	10.30	10.45	457	1.99%	1.30%	1.85%	8.55%	9.14%
2022	44	9.48	9.57	415	3.26%	1.30%	1.85%	(9.19)%	(8.70)%
2021	44	10.44	10.48	459	5.48%	1.30%	1.85%	4.44%	4.82%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Global Fund, Series II
2023	47	$43.03	$54.89	$2,503	0.00%	1.30%	1.85%	32.01%	32.73%
2022	51	32.55	41.36	2,073	0.00%	1.30%	1.85%	(33.17)%	(32.81)%
2021	54	48.63	61.56	3,261	0.03%	1.30%	1.85%	13.08%	13.69%
2020	63	42.30	54.14	3,360	0.38%	1.30%	1.85%	25.02%	25.70%
2019	76	34.30	43.07	3,218	0.66%	1.30%	1.85%	29.07%	29.77%
Invesco V.I. Global Strategic Income Fund, Series II
2023	50	14.57	16.29	793	0.00%	1.30%	1.85%	6.63%	7.21%
2022	53	13.66	15.19	795	0.00%	1.30%	1.85%	(13.31)%	(12.84)%
2021	63	15.76	17.43	1,065	4.56%	1.30%	1.85%	(5.31)%	(4.80)%
2020	74	16.64	18.31	1,324	4.76%	1.30%	1.85%	1.12%	1.67%
2019	94	16.46	18.01	1,661	3.40%	1.30%	1.85%	8.60%	9.19%
Invesco V.I. Health Care Fund, Series I
2023	13	35.85	41.27	512	0.00%	1.30%	1.85%	1.16%	1.70%
2022	13	35.39	40.58	517	0.00%	1.30%	1.85%	(14.89)%	(14.43)%
2021	16	41.52	47.42	731	1.17%	1.30%	1.85%	10.26%	10.86%
2020	21	37.60	42.78	859	0.26%	1.30%	1.85%	12.38%	12.99%
2019	26	33.41	37.86	995	0.87%	1.30%	1.85%	30.10%	30.80%
Invesco V.I. Main Street Fund, Series II
2023	15	38.63	45.42	659	0.50%	1.30%	1.85%	20.61%	21.26%
2022	15	31.98	37.46	559	5.69%	1.30%	1.85%	(21.76)%	(21.33)%
2021	17	40.81	47.62	755	0.58%	1.30%	1.85%	24.92%	25.60%
2020	22	32.62	37.91	818	1.01%	1.30%	1.85%	11.63%	12.23%
2019	27	29.18	33.78	877	1.23%	1.30%	1.85%	29.34%	30.05%
Invesco V.I. Main Street Small Cap Fund, Series II
2023	28	46.69	60.65	1,642	0.90%	1.30%	1.85%	15.69%	16.31%
2022	30	40.30	52.15	1,505	2.37%	1.30%	1.85%	(17.57)%	(17.12)%
2021	32	48.82	62.92	1,930	1.11%	1.30%	1.85%	20.04%	20.69%
2020	38	40.61	52.13	1,939	0.31%	1.30%	1.85%	17.46%	18.10%
2019	44	34.52	44.14	1,885	0.82%	1.30%	1.85%	23.84%	24.51%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Managed Volatility Fund, Series I
2021	-	$-	$-	$-	4.31%	1.30%	1.85%	7.15%	7.34%
2020	13	30.23	34.02	431	1.98%	1.30%	1.85%	(3.28)%	(2.76)%
2019	14	31.21	34.99	469	1.45%	1.30%	1.85%	16.43%	17.06%
Janus Aspen Series Janus Henderson Research Portfolio, Institutional Shares
2023	2	79.60	104.95	212	0.15%	1.30%	1.85%	40.58%	41.34%
2022	2	56.62	74.25	160	0.64%	1.30%	1.85%	(31.16)%	(30.79)%
2021	2	82.26	107.29	234	0.13%	1.30%	1.85%	18.15%	18.79%
2020	4	69.62	90.32	323	0.37%	1.30%	1.85%	30.54%	31.25%
2019	4	53.33	68.81	273	0.48%	1.30%	1.85%	33.06%	33.78%
Janus Henderson Balanced Fund, Class I
2023	25	80.55	107.80	2,484	1.97%	1.30%	1.85%	13.32%	13.94%
2022	30	71.08	94.62	2,678	1.23%	1.30%	1.85%	(17.92)%	(17.47)%
2021	36	86.60	114.65	3,822	1.12%	1.30%	1.85%	15.07%	15.69%
2020	40	75.26	99.10	3,683	1.68%	1.30%	1.85%	12.24%	12.84%
2019	50	67.05	87.82	4,106	1.98%	1.30%	1.85%	20.36%	21.02%
Janus Henderson Enterprise Fund, Class I
2023	6	130.75	163.06	866	0.16%	1.30%	1.85%	15.93%	16.56%
2022	6	112.78	139.89	771	0.34%	1.30%	1.85%	(17.47)%	(17.02)%
2021	7	136.65	168.58	1,026	0.32%	1.30%	1.85%	14.71%	15.33%
2020	7	119.13	146.17	991	0.07%	1.30%	1.85%	17.30%	17.94%
2019	10	101.55	123.94	1,145	0.21%	1.30%	1.85%	30.02%	33.75%
Janus Henderson Global Research Fund, Class I
2023	5	70.01	86.05	358	0.96%	1.30%	1.85%	24.48%	25.16%
2022	6	56.24	68.76	345	1.48%	1.30%	1.85%	(20.87)%	(20.44)%
2021	6	71.08	86.42	458	0.53%	1.30%	1.85%	15.95%	16.57%
2020	6	61.30	74.14	432	0.59%	1.30%	1.85%	17.88%	18.52%
2019	8	52.01	62.55	468	1.03%	1.30%	1.85%	26.70%	27.39%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Janus Henderson VIT Mid Cap Value Portfolio, Service Shares
2023	9	$38.51	$48.21	$398	0.94%	1.30%	1.85%	9.09%	9.69%
2022	9	35.25	43.95	378	1.11%	1.30%	1.85%	(7.48)%	(6.98)%
2021	10	38.04	47.25	431	0.29%	1.30%	1.85%	17.25%	17.89%
2020	11	32.40	40.08	430	0.92%	1.30%	1.85%	(3.01)%	(2.48)%
2019	12	33.35	41.10	462	1.56%	1.30%	1.85%	27.69%	28.38%
LVIP JPMorgan Core Bond Fund, Standard Class
2023	163	13.15	14.71	2,228	3.59%	1.30%	1.85%	3.99%	4.55%
2022	198	12.64	14.07	2,624	1.88%	1.30%	1.85%	(14.16)%	(13.70)%
2021	215	14.73	16.30	3,290	2.08%	1.30%	1.85%	(3.15)%	(2.62)%
2020	253	15.27	16.74	3,988	2.04%	1.30%	1.85%	5.89%	6.46%
2019	300	14.36	15.73	4,425	2.56%	1.30%	1.85%	6.21%	6.79%
LVIP JPMorgan Mid Cap Value Fund, Standard Class
2023	56	36.45	42.00	2,191	3.27%	1.30%	1.85%	8.90%	9.49%
2022	58	33.47	38.36	2,085	2.38%	1.30%	1.85%	(9.82)%	(9.33)%
2021	61	37.11	42.31	2,426	1.14%	1.30%	1.85%	27.53%	28.22%
2020	69	30.09	33.00	2,121	1.21%	1.30%	1.85%	(1.45)%	(0.92)%
2019	82	29.53	33.30	2,549	2.00%	1.30%	1.85%	24.46%	25.13%
LVIP JPMorgan Small Cap Core Fund, Standard Class
2023	13	45.33	52.65	686	1.32%	1.30%	1.85%	11.05%	11.65%
2022	15	40.82	47.15	665	6.75%	1.30%	1.85%	(20.82)%	(20.39)%
2021	16	51.55	59.22	894	1.07%	1.30%	1.85%	19.18%	19.83%
2020	18	43.26	49.43	874	0.76%	1.30%	1.85%	11.62%	12.23%
2019	22	38.75	44.04	923	1.56%	1.30%	1.85%	22.31%	22.98%
LVIP JPMorgan U.S. Equity Fund, Standard Class
2023	38	48.48	55.71	1,882	2.02%	1.30%	1.85%	24.86%	25.54%
2022	41	38.83	44.38	1,614	5.44%	1.30%	1.85%	(20.17)%	(19.74)%
2021	44	48.64	55.29	2,180	2.48%	1.30%	1.85%	26.99%	27.68%
2020	50	39.49	43.30	1,934	0.70%	1.30%	1.85%	22.99%	23.65%
2019	64	31.14	35.02	1,973	2.34%	1.30%	1.85%	29.36%	30.06%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Templeton Developing Markets VIP Fund, Class 2
2023	19	$26.25	$33.40	$617	2.11%	1.30%	1.85%	10.58%	11.18%
2022	20	23.70	30.04	579	3.13%	1.30%	1.85%	(23.40)%	(22.98)%
2021	22	30.90	39.01	838	2.96%	1.30%	1.85%	(7.45)%	(6.95)%
2020	24	33.33	41.92	983	3.34%	1.30%	1.85%	15.05%	15.68%
2019	34	28.93	36.24	1,181	1.02%	1.30%	1.85%	24.40%	25.07%

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the average net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

             The Separate Account has evaluated the effects of events subsequent to December 31, 2023, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.